Deposits - Additional Information (Detail) - CAD ($)	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [line items]
Aggregate amount of term deposits in denominations of $100,000 or more	$ 287,000,000,000	$ 309,000,000,000
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits [line items]
Contractual Obligation at Maturity	$ 155,000,000	$ 328,000,000